Share-Based Payments	6 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Equity Incentive Plan

The 2011 Executive Incentive Plan (the "Plan") of the Company was approved on February 21, 2011 by the written consent of the holder of a majority of the Company's outstanding common stock. The Plan provides the Company the ability to grant to any officer, director, employee, consultant or other person who provides services to the Company or any related entity, options, stock appreciation rights, restricted stock awards, dividend equivalents and other stock-based awards and performance awards, provided that only employees are entitled to receive incentive stock options in accordance with IRS guidelines. The Plan provides for the issuance of a maximum of 6,250,000 shares of common stock.  Pursuant to the Executive Incentive Plan and the employment agreements, between February 15, 2011 and December 31, 2016, the Compensation Committee of the Company's Board of Directors authorized the grants of restricted stock and stock options described below.

Restricted Stock

Compensation expense related to restricted stock was approximately $133,000 and $9,981,000 for the six months ended December 31, 2016 and 2015, respectively.  As of December 31, 2016, there was approximately $239,000 in total unrecognized share-based compensation costs related to restricted stock. There were 65,318 shares of restricted stock granted during the six months ended December 31, 2016.

Stock Options

The Company accounts for these options at fair market value of the options on the date of grant, with the value being recognized over the requisite service period. The fair value of each option award is estimated using a Black-Scholes option valuation model.  Expected volatility is based on the historical volatility of the price of comparable companies' stock.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.  The Company uses historical data to estimate expected dividend yield, expected life and forfeiture rates.  Options generally have an expiration  of 10 years and vest over a period of 3 or 4 years.  There were no options granted during the six months ended December 31, 2016 and 2015.

Compensation expense related to stock options of approximately $13,000 and $173,000 is included in the accompanying Consolidated Statements of Operations in selling, general and administrative expenses for the three months ended December 31, 2016 and 2015, respectively. Compensation expense related to stock options of approximately $28,000 and $346,000 is included in the accompanying Consolidated Statements of Operations in selling, general and administrative expenses for the six months ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was approximately $107,000 of total unrecognized stock-based compensation cost which will generally be recognized over a two year period.